Related Party Transactions and Balances (Details Textual)			1 Months Ended							3 Months Ended		9 Months Ended				12 Months Ended
	Jan. 25, 2015 USD ($)	Jan. 25, 2015 CAD	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CAD	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($) shares	Apr. 30, 2014 CAD shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Apr. 01, 2014 USD ($)	Apr. 01, 2014 CAD	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CAD	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Jan. 31, 2015 CAD	Mar. 28, 2013 USD ($)	Mar. 28, 2013 CAD	Aug. 01, 2012 USD ($)	Aug. 01, 2012 CAD
Related Party Transaction [Line Items]
Due to related parties								$ 852								$ 810		$ 852
Related party transaction, Amounts																		$ 163
Unaudited Interim [Member]
Related Party Transaction [Line Items]
Due to related parties												$ (61)
Interest charge												8,130	CAD 10,242	$ 5,348	CAD 5,849
Additional fees												41,577				$ 6,594
Unaudited Interim [Member] | Jim Vanderzalm and Rob Moes [Member]
Related Party Transaction [Line Items]
Loans receivable from Related parties																							$ 32,445	CAD 32,500
Outstanding principal and interest in relation to loans												66,443				40,290
Principal amount												58,074
Unaudited Interim [Member] | Jerry Moes [Member]
Related Party Transaction [Line Items]
Loans receivable from Related parties																					$ 18,345	CAD 18,629
Additions advances to related party	$ 30,184	CAD 37,500	$ 15,625	CAD 18,750		$ 6,818	CAD 7,500	$ 30,180	CAD 32,098	$ 11,190	CAD 12,310
Outstanding principal and interest in relation to loans												69,094				$ 59,522
Principal amount												61,286
Unaudited Interim [Member] | Ron Vanderzalm [Member]
Related Party Transaction [Line Items]
Loans receivable from Related parties			$ 15,625																	CAD 18,750
Outstanding principal and interest in relation to loans												14,817
Principal amount												$ 14,050
Unaudited Interim [Member] | Joanne [Member]
Related Party Transaction [Line Items]
Earned sales commissions | CAD																	CAD 6,044		CAD 18,596
Issuance of common shares | shares						50,000	50,000
Unaudited Interim [Member] | Mr. Scott MacRae [Member]
Related Party Transaction [Line Items]
Additions advances to related party					$ 25,000
Unaudited Interim [Member] | Kotni [Member]
Related Party Transaction [Line Items]
Due to related parties																$ 810